Related Parties - Transactions And Balances With Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	$ 18,461	$ 46,633
Transactions with key management personnel	1,196	248	$ 154
Credit Cards Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	4,618	4,472
Transactions with key management personnel	1,090	1,514	1,043
Overdrafts Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	41	29
Transactions with key management personnel	0	15	23
Consumer Loans Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	0	0
Transactions with key management personnel	0	0	15
Mortgage With Key Management Personnel Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	1,258	2,024
Transactions with key management personnel	278	445	423
Financial Leases Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	0	0
Transactions with key management personnel	$ 0	$ 0	$ 2